Geographical Information	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Geographical Information
14.
GEOGRAPHICAL INFORMATION

The following tables set forth revenues and property and equipment, net by geographic area:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues:
PRC	343,119	346,808	443,202	63,377
Overseas (i)	326,384	460,069	707,242	101,134
Europe	92,454	137,113	318,441	45,536
Japan	113,143	126,500	139,203	19,906
United States	29,989	87,792	98,967	14,152
Rest of the world (ii)	90,798	108,664	150,631	21,540

	As of December 31,
	2024	2025
	RMB	RMB	US$
Property and equipment, net:
PRC	46,239	34,486	4,931
Non-PRC	5,325	5,752	823

(i)
Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside mainland China or generated by our operating legal entities incorporated in mainland China but are attributable to customers located outside mainland China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
(ii)
No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2023, 2024 and 2025, respectively.